STATE STREET INSTITUTIONAL

INVESTMENT TRUST

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

Class A (—) Class I (—) Class K (SIVSX)

Supplement dated September 20, 2021 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”), each dated April 30, 2021 as may be supplemented or revised from time to time

Effective immediately, all references to State Street Global Advisors Ireland Limited shall be deleted from the Fund’s prospectus, summary prospectus and SAI and replaced with State Street Global Advisors Europe Limited.

The remainder of the Prospectus, Summary Prospectus and SAI remains unchanged.

092021SUPP1